PROJECT ASSETS, NET	12 Months Ended
Dec. 31, 2021
PROJECT ASSETS, NET
PROJECT ASSETS, NET

14.    PROJECT ASSETS, NET

	As of December 31,
	2020	2021
	RMB	RMB
Project assets	724,335,851	—
Less: Accumulated depreciation	(78,981,128)	—
Project assets, net	645,354,723	—

During the year of 2019, the Group disposed its Poyang Luohong subsidiary to a third-party buyer with the consideration of RMB99.8 million. A gain from disposal of subsidiary of RMB19.9 million (USD2.9 million) was recognized because of the disposition. The disposal gain was mainly resulted from recognition of the un-realized profit generated from the module sales transactions between the Group and Poyang Luohong before the disposal with the amount of RMB19.9 million.

In November 2019, the Group entered into an agreement to sell two solar power plants in Mexico to a Mexican renewable energy company. The transaction hasn’t been consummated and assets and liabilities related to these two solar power plants were reclassified as assets/liabilities held for sale as of December 31, 2019. Disposition of the two solar power plants was closed subsequently in March 2020 and the Group recognized revenue for sales of these solar projects with gross profits at a point in time when the buyer obtains control of these solar projects.

During the years of 2021, 2020 and 2019, electricity revenue generated from certain overseas project assets constructed for sale upon completion, with the amount of nil, RMB8,385,752 and RMB62,459,588,was considered as incidental revenue and accounted for as a reduction of the capitalized project costs for development. Project assets recorded in held-for-sale assets with the carrying amount of RMB1,007,302,819 as of December 31, 2019 were constructed for external sales which are not depreciated.

During the year of 2020, the Group recorded full impairments of RMB93,780,458 against its remaining solar power project in Mexico based on the Company’s estimation that it is unable to complete the grid connection before the due date of the purchase agreement with Federal Electricity Commission of Mexico.

During the year of 2021, the Group recorded impairments of RMB123,404,551 against its solar power project in Argentina which measured based on the excess of the carrying amount over the fair value of the solar power project according to quoted market price.

In December 2021, the Group entered into an agreement to sell the solar power plant in Argentina to JinkoPower, a related party. The transaction hasn’t been consummated and assets and liabilities related to the solar power plants were reclassified as assets/liabilities held for sale as of December 31, 2021.

Depreciation expenses were RMB77,028,161, RMB52,830,115 and RMB32,559,392 for the year ended December 31, 2019, 2020 and 2021.